Estimates (Schedule Of Net Changes In Operating Assets And Liabilities Included Cash Flows From Operating Activities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Accounts receivable	$ 600	$ (556)	$ 267
Accounts receivable from related companies	30	64	(9)
Inventories	51	(254)	(258)
Exchanges receivable	18	(8)	14
Increase (Decrease) in Other Current Assets	(133)	81	(597)
Other non-current assets, net	(6)	(23)	(129)
Accounts payable	(850)	541	(989)
Accounts payable to related companies	5	(140)	92
Exchanges payable	(99)	128	0
Accrued and other current liabilities	(59)	192	(159)
Other non-current liabilities	(73)	147	26
Price risk management assets and liabilities, net	19	(159)	(3)
Net change in operating assets and liabilities, net of effects of acquisitions and deconsolidations	$ (231)	$ (149)	$ (551)